Accounts Receivable, detail (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Receivables
Trade receivables	$ 5,247	$ 5,550
Other Receivables	31,800
Total	$ 37,047	$ 5,550